CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Sep. 30, 2011	$ 19,415,555	$ 1,564	$ 4,601,880	$ 967,821	$ 12,499,581	$ 1,344,709
Balance (in shares) at Sep. 30, 2011		15,639,722
Effect of reverse merger	0	28	(28)		0	0
Effect of reverse merger (in share)		279,218
Conversion of shareholder payable to additional paid in capital	307,720	0	307,720		0	0
Comprehensive income:
Net income	6,546,880	0	0		6,546,880	0
Foreign currency translation gain	271,853	0	0		0	271,853
Statutory reserve	0	0	0	685,902	(685,902)	0
Balance at Sep. 30, 2012	26,542,008	1,592	4,909,572	1,653,723	18,360,559	1,616,562
Balance (in shares) at Sep. 30, 2012		15,918,940
Comprehensive income:
Net income	8,172,458				8,172,458
Foreign currency translation gain	932,630					932,630
Statutory reserve	0			855,012	(855,012)
Balance at Sep. 30, 2013	$ 35,647,096	$ 1,592	$ 4,909,572	$ 2,508,735	$ 25,678,005	$ 2,549,192
Balance (in shares) at Sep. 30, 2013		15,918,940